Commitments and Contingencies (Details) (Letter of credit, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Letter of credit
Commitments And Contingencies [Line Items]
Drawn by landlord from letter of credit	$ 0.38